Shareholder Fees	0 Months Ended
	Aug. 19, 2011
(Columbia Acorn European Fund - Classes A, C & I) | (Columbia Acorn European Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Acorn European Fund - Classes A, C & I) | (Columbia Acorn European Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[2]
(Columbia Acorn European Fund - Classes A, C & I) | (Columbia Acorn European Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Acorn European Fund - Class Z) | (Columbia Acorn European Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none
(Columbia Acorn Emerging Markets Fund Classes A, C & I) | (Columbia Acorn Emerging Markets Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Acorn Emerging Markets Fund Classes A, C & I) | (Columbia Acorn Emerging Markets Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[2]
(Columbia Acorn Emerging Markets Fund Classes A, C & I) | (Columbia Acorn Emerging Markets Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Acorn Emerging Markets Fund - Class Z) | (Columbia Acorn Emerging Markets Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.